Income Tax (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	For the six months ended December 31
	2023		2022
Loss before tax	$8,257,402		$1,154,650
Tax rate	17%		17%
Computed tax benefit (expense) at statutory tax rate	1,403,758		196,291
Tax effect of non-deductible or taxable items:
Share-based compensation expenses	(265,366)	—	—
ELOC commitment fee	(556,635)		—
Non-taxable Income	—		26,987
Change in valuation allowance	(581,757)		(223,278)
Effect of preferential tax rates	—		—
Income tax expense (benefit)	—		—

	June 30, 2023	June 30, 2022
Loss before tax	$16,791,770	$1,076,823
Tax rate	17%	17%
Computed tax benefit (expense) at statutory tax rate	2,854,601	183,060
Tax effect of non-deductible or taxable items:
Share-based compensation expenses	(2,236,523)	—
Additional deduction for R&D expenses	—	11,680
Change in valuation allowance	(618,078)	(194,740)
Effect of preferential tax rates	—	—
Income tax expense (benefit)	—	—

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2023 and June 30, 2023 are as follows:

	December 31, 2023	June 30, 2023
	Unaudited	Audited
Deferred tax assets
Net operating loss carry-forward	$1,538,865	$1,015,370
Capital allowance	—	4,805
Lease liabilities	21,368	35,657
Other provisions	—	22,470
Less: valuation allowance	(1,537,231)	(1,040,858)
Subtotal	23,002	37,444
Deferred tax liabilities
Deferred tax liabilities arising from assets	(23,002)	(37,444)
Total deferred tax assets, net	(23,002)	—
The tax effects of temporary differences that give rise to the deferred tax balances as of June 30, 2023 and 2022 are as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets
Net operating loss carry-forward	$1,015,370	$391,242
Capital allowance	4,805	3,253
Lease liabilities	35,657	6,185
Other provisions	22,470	22,471
Less: valuation allowance	(1,040,858)	(415,300)
Subtotal	37,444	7,851
Deferred tax liabilities
Deferred tax liabilities arising from assets	(37,444)	(7,851)
Total deferred tax assets, net	—	—

Summary of Valuation Allowance

	December 31, 2023	June 30, 2023
	Unaudited	Audited
The changes related to valuation allowance are as follows:
Balance at the beginning of the year	$1,040,858	$415,300
Current year addition	496,373	625,558
Balance at the end of the year	1,537,231	1,040,858

	June 30, 2023	June 30, 2022
The changes related to valuation allowance are as follows:
Balance at the beginning of the year	$415,300	$220,560
Current year addition	625,558	194,740
Balance at the end of the year	1,040,858	415,300